Note 5 - Loans Receivable and Allowance for Loan Losses (Tables)	6 Months Ended
Dec. 31, 2014
Note 5 - Loans Receivable and Allowance for Loan Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	At December 31,	At June 30,
(In thousands)	2014	2014	2013

Residential mortgage:
One-to-four family	$144,966	$143,283	$136,704
Home equity	36,847	38,484	40,682

	181,813	181,767	177,386

Commercial and multi-family real estate	31,637	32,036	32,171
Construction	12,651	12,517	8,895
Commercial and industrial	9,663	9,666	9,267

	53,951	54,219	50,333

Consumer:
Deposit accounts	913	602	611
Automobile	30	33	111
Personal	32	36	32
Overdraft protection	177	161	175

	1,152	832	929

Total Loans Receivable	236,916	236,818	228,648

Loans in process	(1,499)	(2,491)	(745)
Deferred loan fees	(334)	(366)	(377)

	$235,083	$233,961	$227,526

Impaired Financing Receivables [Table Text Block]
	December 31, 2014			Six Months Ended December 31, 2014
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Residential mortgage
One-to-four family	$14,479	$15,168	$-	$15,228	$317
Home equity	734	828	-	1,082	17
Commercial and multi-family real estate	1,328	1,386	-	1,727	15
Construction
One-to-four family owner-occupied	-	-	-	1,138	24
Other	564	638	-	604	14
Commercial and industrial	727	1,266	-	676	17
Consumer	-	-	-	-	-
	17,832	19,286	-	20,455	404

With an allowance recorded:
Residential mortgage
One-to-four family	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial and multi-family real estate	544	943	7	181	19
Construction
One-to-four family owner-occupied	-	-	-	-	-
Other	-	-	-	92	-
Commercial and industrial	-	-	-	26	-
Consumer	-	-	-	-	-
	544	943	7	299	19
Total:
Residential mortgage
One-to-four family	14,479	15,168	-	15,228	317
Home equity	734	828	-	1,082	17
Commercial and multi-family real estate	1,872	2,329	7	1,908	34
Construction
One-to-four family owner-occupied	-	-	-	1,138	24
Other	564	638	-	696	14
Commercial and industrial	727	1,267	-	702	17
Consumer	-	-	-	-	-
	$18,376	$20,229	$7	$20,754	$423
	Six Months Ended December 31, 2013 (unaudited)
(in thousands)	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Residential mortgage
One-to-four family	$14,384	$313
Home equity	2,239	28
Commercial and multi-family real estate	1,303	20
Construction
One-to-four family owner-occupied	1,138	48
Other	1,033	22
Commercial and industrial	848	18
Consumer	-	-
	20,945	449

With an allowance recorded:
Residential mortgage
One-to-four family	963	-
Home equity	445	-
Commercial and multi-family real estate	1,067	18
Construction
One-to-four family owner-occupied	569	-
Other	92	1
Commercial and industrial	13	1
Consumer	1	-
	3,150	20
Total:
Residential mortgage
One-to-four family	15,347	313
Home equity	2,684	28
Commercial and multi-family real estate	2,370	38
Construction
One-to-four family owner-occupied	1,707	48
Other	1,125	23
Commercial and industrial	861	19
Consumer	1	-
	$24,095	$469
	June 30, 2014			Year Ended June 30, 2014
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(in thousands)	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Residential mortgage
One-to-four family	$15,975	$16,667	$—	$14,982	$620
Home equity	1,740	1,756	—	2,019	41
Commercial and multi-family real estate	1,973	2,431	—	1,404	76
Construction
One-to-four family owner-occupied	1,707	1,936	—	1,365	97
Other	750	750	—	920	36
Commercial and industrial	648	1,187	—	813	36
Consumer	—	—	—	—	—
	22,793	24,727	—	21,503	906
With an allowance recorded:
Residential mortgage
One-to-four family	—	—	—	632	—
Home equity	—	—	—	294	—
Commercial and multi-family real estate	—	—	—	752	—
Construction
One-to-four family owner-occupied	—	—	—	341	—
Other	137	138	73	110	3
Commercial and industrial	—	—	—	—	—
Consumer	—	—	—	—	—
	137	138	73	2,129	3
Total:
Residential mortgage
One-to-four family	15,975	16,667	—	15,614	620
Home equity	1,740	1,756	—	2,313	41
Commercial and multi-family real estate	1,973	2,431	—	2,156	76
Construction
One-to-four family owner-occupied	1,707	1,936	—	1,706	97
Other	887	888	73	1,030	39
Commercial and industrial	648	1,187	—	813	36
Consumer	—	—	—	—	—
	$22,930	$24,865	$73	$23,632	$909
	June 30, 2013			Year Ended June 30, 2013
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(in thousands)	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Residential mortgage
One-to-four family	$13,817	$14,747	$—	$11,978	$437
Home equity	3,376	3,406	—	3,399	127
Commercial and multi-family real estate	1,796	1,867	—	1,742	65
Construction
One-to-four family owner-occupied	—	—	—	387	—
Other	1,601	1,510	—	671	16
Commercial and industrial	750	1,103	—	536	29
Consumer	—	—	—	—	—
	21,340	22,633	—	18,713	674
With an allowance recorded:
Residential mortgage
One-to-four family	1,469	1,720	58	3,219	34
Home equity	891	1,214	233	737	7
Commercial and multi-family real estate	1,444	1,804	88	1,512	17
Construction
One-to-four family owner-occupied	1,707	1,936	23	1,230	87
Other	—	—	—	646	—
Commercial and industrial	150	100	31	449	5
Consumer	—	—	—	—	—
	5,661	6,774	433	7,793	150
Total:
Residential mortgage
One-to-four family	15,286	16,467	58	15,197	471
Home equity	4,267	4,620	233	4,136	134
Commercial and multi-family real estate	3,240	3,671	88	3,254	82
Construction
One-to-four family owner-occupied	1,707	1,936	23	1,617	87
Other	1,601	1,510	—	1,317	16
Commercial and industrial	900	1,203	31	985	34
Consumer	—	—	—	—	—
	$27,001	$29,407	$433	$26,506	$824

Financing Receivable Credit Quality Indicators [Table Text Block]
As of December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Commercial and multi-family real estate	$27,177	$2,784	$1,613	$—	$—	$31,574
Construction
One-to-four family owner-occupied	1,760	—	—	—	—	1,760
Other	8,791	500	64	—	—	9,355
Commercial and industrial	8,781	102	771	—	—	9,654

Total	$46,509	$3,386	$2,448	$—	$—	$52,343
As of June 30, 2014	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Commercial and multi-family real estate	$27,280	$3,062	$1,621	$—	$—	$31,963
Construction
One-to-four family owner-occupied	850	—	1,707	—	—	2,557
Other	6,851	445	64	—	73	7,433
Commercial and industrial	8,769	105	778	—	—	9.652

Total	$43,750	$3,612	$4,170	$—	$73	$51,605
As of June 30, 2013	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Commercial and multi-family real estate	$27,025	$2,491	$2,515	$—	$72	$32,103
Construction
One-to-four family owner-occupied	2,845	—	1,693	—	14	4,552
Other	1,980	988	—	601	—	3,569
Commercial and industrial	8,188	113	923	—	22	9,246

Total	$40,038	$3,592	$5,131	$601	$108	$49,470

Past Due Financing Receivables [Table Text Block]
As of December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivables	Nonaccrual Loans	Loans Receivable > 90 Days and Accruing
	(In thousands)
Residential Mortgage
One-to-four family	$2,271	$901	$1,266	$4,438	$140,305	$144,743	$3,360	$360
Home equity	98	—	223	321	36,524	36,845	430	—
Commercial and multi-family real estate	—	—	1,239	1,239	30,335	31,574	1,239	—
Construction
One-to-four family owner-occupied	—	—	—	—	1,760	1,760	—	—
Other	—	65	—	65	9,290	9,355	65	—
Commercial and industrial	260	—	169	429	9,225	9,654	628	—
Consumer	—	—	—	—	1,152	1,152	—	—
Total	$2,629	$966	$2,897	$6,492	$228,591	$235,083	$5,722	$360
As of June 30, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivables	Nonaccrual Loans	Loans Receivable > 90 Days and Accruing
	(In thousands)
Residential Mortgage
One-to-four family	$2,496	$1,381	$2,185	$6,062	$137,048	$143,110	$4,346	$310
Home equity	32	125	1,207	1,364	37,049	38,413	1,586	51
Commercial and multi-family real estate	—	—	1,248	1,248	30,715	31,963	1,248	—
Construction
One-to-four family owner-occupied	—	—	—	—	2,557	2,557	—	—
Other	—	—	—	—	7,433	7,433	137	—
Commercial and industrial	9	—	170	179	9,473	9,652	635	—
Consumer	4	—	—	4	829	833	—	—
Total	$2,541	$1,506	$4,810	$8,857	$225,104	$233,961	$7,952	$361
As of June 30, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivables	Nonaccrual Loans	Loans Receivable > 90 Days and Accruing
	(In thousands)
Residential Mortgage
One-to-four family	$3,910	$1,525	$5,822	$11,257	$125,189	$136,446	$7,955	$501
Home equity	412	127	1,317	1,856	38,825	40,681	1,502	146
Commercial and multi-family real estate	782	—	1,805	2,587	29,516	32,103	2,587	—
Construction
One-to-four family owner-occupied	—	—	—	—	4,552	4,552	—	—
Other	1,000	—	601	1,601	1,968	3,569	601	—
Commercial and industrial	472	49	280	801	8,445	9,246	—	—
Consumer	5	—	—	5	924	929	802	—
Total	$6,581	$1,701	$9,825	$18,107	$209,419	$227,526	$13,447	$647

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	At December 31, 2014
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total
Allowance for loan losses:
Ending Balance	$2,109	$885	$317	$290	$6	$27	$3,634
Ending balance: individually evaluated for impairment	$—	$7	$—	$—	$—	$—	$7
Ending balance: collectively evaluated for impairment	$2,109	$878	$317	$290	$6	$27	3,627

Loans receivable:
Ending balance	$181,588	$31,574	$11,115	$9,654	$1,152	$—	$235,083
Ending balance: individually evaluated for impairment	$15,213	$1,872	$564	$727	$—	$—	$18,376
Ending balance: collectively evaluated for impairment	$166,375	$29,702	$10,551	$8,927	$1,152	$—	$216,707
	As of June 30, 2014
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Total

Allowance for loan losses:
Ending Balance	$2,183	$860	$379	$256	$8	$3,686
Ending balance: individually evaluated for impairment	$—	$—	$73	$—	$—	$73
Ending balance: collectively evaluated for impairment	$2,183	$860	$306	$256	$8	$3,613

Loans receivables:
Ending balance	$181,524	$31,963	$9,990	$9,652	$832	$233,961
Ending balance: individually evaluated for impairment	$17,715	$1,973	$2,594	$648	$—	$22,930
Ending balance: collectively evaluated for impairment	$163,809	$29,990	$7,396	$9,004	$832	$211,031
	At June 30, 2013
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total
Allowance for loan losses:
Ending Balance	$3,036	$706	$238	$276	$11	$3	$4,270
Ending balance: individually evaluated for impairment	$291	$88	$23	$31	$—	$—	$433
Ending balance: collectively evaluated for impairment	$2,745	$618	$215	$245	$11	$3	$3,837

Loans receivable:
Ending balance	$177,127	$32,103	$8,121	$9,246	$929	$—	$227,526
Ending balance: individually evaluated for impairment	$19,553	$3,240	$3,308	$900	$-	$—	$27,001
Ending balance: collectively evaluated for impairment	$157,574	$28,863	$4,813	$8,346	$929	$—	$200,525

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Six Months Ended December 31, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	3	$779	$811

Total	3	$779	$811
	Six Months Ended December 31, 2013 (Unaudited)
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	1	$818	$816

Total	1	$818	$816
	Year Ended June 30, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	2	$1,054	$1,071

Total	2	$1,054	$1,071
	Year Ended June 30, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	10	$3,625	$3,582
Commercial and multi-family real estate	3	1,119	1,063
Construction
Other	1	1,150	987
Commercial and industrial	4	214	214

Total	18	$6,108	$5,846
Six Months Ended December 31, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
(Dollars in thousands)
Residential Mortgage
Commercial and multi-family real estate	—	$—	$—
Commercial and industrial	—	—	—

Total	—	$—	$—
	Six Months Ended December 31, 2013 (Unaudited)
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)

Commercial and multi-family real estate	1	$409	$409

Total	1	$409	$409
	Year Ended June 30, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
Commercial and multi-family real estate	1	$409	$409
Commercial and industrial	2	23	68

Total	3	$432	$477
	Year Ended June 30, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(Dollars in thousands)
Residential Mortgage
One-to-four family	1	$156	$127

Total	1	$156	$127

Additional Information [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Six Months Ended December 31, 2014
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning	$2,183	$860	$379	$256	$8	$—	$3,686
Provisions	231	25	(218)	35	—	27	100
Loans charged-off	(342)	—	(73)	(1)	(2)	—	(418)
Recoveries	37	—	229	—	—	—	266
Balance, ending	$2,109	$885	$317	$290	$6	$27	$3,634
	Six Months Ended December 31, 2013 (Unaudited)
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning	$3,036	$706	$238	$276	$11	$3	$4,270
Provisions	(183)	253	166	63	1	—	300
Loans charged-off	(498)	(340)	(118)	(54)	—	—	(1,010)
Recoveries	11	—	—	8	—	—	19
Balance, ending	$2,366	$619	$286	$293	$12	$3	$3,579
	Year Ended June 30, 2014
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning	$3,036	$706	$238	$276	$11	$3	$4,270
Provisions	(351)	494	246	208	6	(3)	600
Loans charged-off	(537)	(340)	(119)	(236)	(9)	—	(1,241)
Recoveries	35	—	14	8	—	—	57
Balance, ending	$2,183	$860	$379	$256	$8	$—	$3,686
	Year Ended June 30, 2013
(in thousands)	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning	$1,808	$445	$527	$272	$13	$—	$3,065
Provisions	3,039	609	44	346	3	3	4,044
Loans charged-off	(1,867)	(348)	(333)	(342)	(5)	—	(2,895)
Recoveries	42	—	14	—	—	—	56
Balance, ending	$3,022	$706	$252	$276	$11	$3	$4,270